Long-Term Debt - Credit Facilities Outstanding (Details) - Line of Credit - Revolving Credit Facility	12 Months Ended
Dec. 31, 2018 USD ($)
Amended and Restated Asset Based (ABL) Credit Facility
Line of Credit Facility [Line Items]
Total Capacity	$ 400,000,000
Amount Borrowed	0
Outstanding Letters of Credit	6,000,000
Available Capacity	$ 394,000,000
Amended and Restated Asset Based (ABL) Credit Facility | LIBOR
Line of Credit Facility [Line Items]
Basis spread on variable rate	1.50%
Amended and Restated Asset Based (ABL) Credit Facility | Base Rate
Line of Credit Facility [Line Items]
Basis spread on variable rate	0.50%
Asset Based (ABL) Credit Facility
Line of Credit Facility [Line Items]
Total Capacity	$ 50,000,000
Amount Borrowed	0
Outstanding Letters of Credit	0
Available Capacity	$ 50,000,000
Asset Based (ABL) Credit Facility | LIBOR
Line of Credit Facility [Line Items]
Basis spread on variable rate	2.00%
Asset Based (ABL) Credit Facility | Base Rate
Line of Credit Facility [Line Items]
Basis spread on variable rate	1.00%
Step-down rate	0.50%